Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of prepaid expenses and other current assets [Abstract]
Advances to suppliers	[1]	¥ 63,513		¥ 41,890
Prepaid VAT		53,399		48,175
Rental deposit, current		7,825		10,295
Staff advances		4,791		5,418
Prepaid consulting expenses		3,848		1,099
Short-term construction deposits		2,838		4,744
Prepaid short-term rent		3,104		2,724
Interest receivable		490		726
Receivables from third-party payment platform		378		1,266
Others		23,215		19,493
Total		¥ 163,401	$ 25,039	¥ 135,830

[1]	Advances to suppliers mainly includes prepaid advertising costs, occupancy maintenance and facilities management expenses, as well as prepayment to construction and design suppliers.